Annual Total Returns- Goldman Sachs Small_Mid Cap Value Fund (Class P Shares) [BarChart] - Class P Shares - Goldman Sachs Small_Mid Cap Value Fund - Class P Shares	2019	2020
Total	26.69%	8.12%